Annual Total Returns- DWS Managed Municipal Bond Fund (Class T) [BarChart] - Class T - DWS Managed Municipal Bond Fund - Class T	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	1.26%	9.67%	9.45%	(3.98%)	11.07%	2.86%	(0.14%)	5.35%	(0.18%)	7.64%